UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Omar Paz,

2211 North First Street,

San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2011

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period January 1, 2011 through June 30, 2011 is filed herewith).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/11 to 6/30/11)
PayPal Money Market Fund
Actual	$1,000.00	$1,000.40	0.22%	$1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$478,503,673
Receivables:
Other receivable	139,274

Total Assets	478,642,947

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	53,893
Accrued trustees’ fees	1,847
Accrued expenses	21,381

Total Liabilities	77,121

NET ASSETS	$478,565,826

Net assets consist of:
Paid-in capital	$478,517,636
Undistributed net investment income	1,188
Accumulated net realized gain	47,002

NET ASSETS	$478,565,826

Shares outstanding	478,517,428

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$723,602
Expenses(a)	(166,269)

Net investment income allocated from Master Portfolio	557,333

FUND EXPENSES (Note 2)
Management fees	1,781,497
Trustees’ fees	16,401
Compliance fees	11,593
Insurance	8,690

Total fund expenses	1,818,181
Fees and expenses reimbursed by PPAM (Note 2)	(1,469,036)

Total net expenses	349,145

Net investment income	208,188

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO

Net realized gain	17,623

Net gain on investments	17,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,811

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $74,361.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended June 30, 2011 (Unaudited)	For the year ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$208,188	$564,866
Net realized gain	17,623	44,706

Net increase in net assets resulting from operations	225,811	609,572

Distributions to shareholders:
From net investment income	(208,208)	(564,866)

Total distributions to shareholders	(208,208)	(564,866)

Capital share transactions (Note 3):
Proceeds from shares sold	2,487,793,414	4,869,859,950
Net asset value of shares issued in reinvestment of dividends and distributions	251,191	539,994
Cost of shares redeemed	(2,497,700,336)	(4,896,739,967)

Net decrease in net assets resulting from capital share transactions	(9,655,731)	(26,340,023)

Increase (decrease) in net assets	(9,638,128)	(26,295,317)

NET ASSETS:
Beginning of period	488,203,954	514,499,271

End of period	$478,565,826	$488,203,954

Undistributed net investment income included in net assets at end of period	$1,188	$1,208

SHARES ISSUED AND REDEEMED:
Shares sold	2,487,793,414	4,869,859,950
Shares issued in reinvestment of dividends and distributions	251,191	539,994
Shares redeemed	(2,497,700,336)	(4,896,739,967)

Net decrease in shares outstanding	(9,655,731)	(26,340,023)

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Six months ended Jun. 30, 2011 (Unaudited)		Year ended Dec. 31, 2010		Year ended Dec. 31, 2009		Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.03		0.05	0.05
Net realized and unrealized gain (loss)	0.00	(a)	0.00	(a)	0.00	(a)	(0.00	) (a)	0.00 (a)	0.00 (a)

Total from investment operations	0.00		0.00		0.00		0.03		0.05	0.05

Less distributions from:
Net investment income	(0.00	) (a)	(0.00	) (a)	(0.00	) (a)	(0.03)		(0.05)	(0.05)

Total distributions	(0.00)		(0.00)		(0.00)		(0.03)		(0.05)	(0.05)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.04	%(b)	0.12%		0.23%		2.61%		5.10%	4.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$478,566		$488,204		$514,499		$688,126		$996,105	$836,326
Ratio of expenses to average net assets(c)(d)	0.22%		0.22%		0.33	%(e)	0.36	% (e)	0.36%	0.33%
Ratio of expenses to average net assets prior to waived fees(c)(d)	0.87%		0.87%		1.04	% (e)	1.11	% (e)	1.11%	1.11%
Ratio of net investment income to average net assets(c)(d)	0.09%		0.11%		0.25	%(e)	2.65	% (e)	4.98%	4.81%
Ratio of net investment income (loss) to average net assets prior to waived fees(c)(b)	(0.56)%		(0.54)%		(0.47	)%(e)	1.90	% (e)	4.23%	4.03%

(a)	Rounds to less than $0.01 or 0.01%.
(b)	Not annualized.
(c)	These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.
(d)	Annualized for periods of less than one year.
(e)	These ratios include fees of 0.02% and 0.01% for the years ended December 31, 2009 and December 31, 2008, respectively, related to the U.S. Treasury’s Temporary Guarantee Program.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Accounting Standards Codification 820 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the

Fund’s interest in the net assets of the Master Portfolio (1.52% of total Master Portfolio assets as of June 30, 2011).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Master Portfolio, which can be found in the Master Portfolio’s Schedule of Investments, and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2011.

As of December 31, 2010, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforwards. The capital loss carryforwards utilized for the year ended December 31, 2010 amounted to $15,327.

Management has reviewed the tax positions as of June 30, 2011, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund, except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s compliance program, if any), the Fund’s portion of any joint insurance premiums and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to BlackRock Fund Advisors (“BFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through April 30, 2012, BFA has agreed to reduce its fee to 0.07%. There can be no assurance that BFA will extend the expense limitation beyond such time.

PPAM and BlackRock Institutional Trust Company, N.A. (“BTC”), the parent company of BFA, have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s compliance program, if any) and the Fund’s portion of any joint insurance premiums, to an annual rate of 0.35%. Effective August 4, 2009, the Adviser has voluntarily further reduced its management fee to limit the Fund’s annual operating expenses to less than the 0.35% voluntary expense limitation discussed above to improve the investment yield and total return of the Fund. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $1,469,036 or 0.31% of the Fund’s average daily net assets for the six months ended June 30, 2011.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating materials for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2011, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

4. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that, except as set forth below, there were no subsequent events requiring adjustment or disclosure in the financial statements.

On June 22, 2011, the Board of Trustees of the Trust approved the liquidation and closing of the Fund, which was completed on July 29, 2011.

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2010 through June 30, 2011. The Fund filed a Form N-PX, for the twelve months ended June 30, 2011, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Portfolio Information as of June 30, 2011

Money Market Master Portfolio

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	38%
Commercial Paper	26
Repurchase Agreements	11
Time Deposits	10
U.S. Treasury Obligations	7
U.S. Government Sponsored Agency Obligations	7
Corporate Notes	1

Total	100%

Schedule of Investments June 30, 2011 (Unaudited)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Australia & New Zealand Banking Group Ltd., 0.29%, 7/07/11(b)	$47,000	$46,999,998
Bank of Montreal, Chicago:
0.18%, 9/28/11	70,000	70,000,000
0.29%, 11/22/11(b)	300,000	300,000,000
0.27%, 2/29/12(b)	100,000	100,000,000
Bank of Nova Scotia, Houston, 0.20%, 8/05/11	450,000	450,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.23%, 8/17/11	400,000	400,000,000
0.21%, 8/31/11	600,000	600,000,000
BNP Paribas S.A., New York:
0.25%, 8/09/11	200,000	200,000,000
0.33%, 9/01/11	500,000	500,000,000
0.45%, 12/12/11(b)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York, 0.24%, 7/18/11(b)	455,000	455,000,000
Credit Suisse, New York, 0.20%, 8/04/11	500,000	500,000,000
Deutsche Bank AG, New York, 0.28%, 10/05/11(b)	225,000	225,000,000
HSBC Bank:
0.55%, 2/22/12	175,000	175,011,401
0.53%, 2/28/12	200,000	200,013,374
Lloyds TSB Bank Plc, New York, 0.36%, 2/14/12(b)	256,640	256,640,000
Mizuho Corporate Bank, New York:
0.26%, 8/16/11	700,000	700,000,000
0.23%, 9/02/11	510,000	510,000,000
Nordea Bank Finland Plc, New York:
0.18%, 8/10/11	550,000	550,000,000
0.19%, 8/11/11	45,000	45,000,000
Norinchukin Bank, 0.16%, 7/07/11	1,470,000	1,470,000,000
Royal Bank of Canada, New York(b):
0.25%, 10/14/11	170,000	170,000,000
0.28%, 5/03/12	325,000	325,000,000
Royal Bank of Scotland Plc, Connecticut, 0.52%, 9/19/11	460,000	460,000,000
Societe Generale, New York:
0.29%, 8/01/11	335,000	335,000,000
0.27%, 5/08/12(b)	57,500	57,500,000
0.26%, 5/23/12(b)	71,500	71,500,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 7/11/11	500,000	500,000,000
0.27%, 9/08/11	600,000	600,000,000
Toronto-Dominion Bank, New York, 0.22%, 8/22/11	120,000	120,000,000
UBS AG, Connecticut(b):
0.29%, 8/11/11	315,000	315,000,000
0.35%, 10/04/11	217,785	217,785,000
0.35%, 10/11/11	245,745	245,745,000
0.23%, 11/10/11	158,500	158,500,000
Westpac Banking Corp., New York:
0.30%, 11/18/11	150,000	150,000,000
0.29%, 4/04/12(b)	74,000	74,000,331
0.28%, 6/11/12(b)	400,000	400,000,000

Total Certificates of Deposit—38.5%		12,153,695,104

Commercial Paper
Amsterdam Funding Corp., 0.21%, 8/08/11(c)	47,750	47,739,415
Argento Variable Funding Co. Ltd.(c)(d):
0.19%, 8/22/11	121,475	121,441,662
0.46%, 9/12/11	177,000	176,834,898
ASB Finance Ltd., London (d):
0.24%, 8/02/11 (b)	94,000	94,000,000

See Notes to Financial Statements.

2

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
0.30%, 10/20/11(c)	70,000	69,935,250
BNP Paribas Finance Inc., 0.08%, 7/07/11(c)	170,000	169,997,733
BNZ International Funding Ltd.(d):
0.36%, 8/02/11(c)	145,000	144,953,600
0.33%, 11/10/11(b)	50,000	50,001,836
0.36%, 1/06/12(b)	100,000	100,005,054
0.35%, 1/13/12(b)	135,000	135,007,095
0.35%, 1/20/12(b)	45,500	45,502,470
0.36%, 2/02/12(b)	150,000	150,009,025
0.35%, 2/14/12(b)	150,000	150,009,663
0.33%, 4/16/12(b)	100,000	100,000,000
0.34%, 5/22/12(b)	75,000	75,003,493
0.35%, 5/31/12(b)	100,000	100,012,138
BPCE S.A.(c)(d):
0.43%, 7/05/11	245,000	244,988,295
0.30%, 10/17/11	150,000	149,865,000
Caisse d’Amortissement de la Dette Sociale(d):
0.22%, 9/28/11(c)	300,000	299,836,833
0.28%, 5/25/12(b)	650,000	649,935,790
Credit Agricole North America Inc., 0.22%, 8/08/11(c)	450,000	449,895,500
Credit Suisse, New York, 0.20%, 8/18/11(c)	175,000	174,953,333
Grampian Funding LLC(c)(d):
0.46%, 9/09/11	100,000	99,910,556
0.45%, 9/19/11	95,000	94,905,000
ING US Funding LLC, 0.20%, 8/02/11(c)	100,000	99,982,222
Kells Funding LLC(d):
0.33%, 10/03/11(c)	50,000	49,956,917
0.30%, 12/12/11(b)	216,000	216,000,802
0.30%, 12/21/11(b)	140,000	140,000,000
0.29%, 1/06/12(b)	225,000	225,000,000
0.29%, 1/17/12(c)	125,000	124,798,611
0.28%, 3/02/12(b)	125,000	125,000,000
0.28%, 3/05/12(b)	218,000	218,000,000
0.28%, 3/07/12(b)	125,000	125,000,000
0.32%, 4/16/12(b)	50,000	50,000,000
0.32%, 4/17/12(b)	150,000	150,000,000
National Bank of Canada, New York, 0.17%, 9/16/11(c)	5,000	4,998,182
Nationwide Building Society(c)(d):
0.36%, 7/21/11	191,000	190,961,800
0.36%, 7/27/11	80,000	79,979,200
Nordea North America Inc.(c):
0.22%, 10/19/11	104,230	104,158,342
0.22%, 10/20/11	115,725	115,644,716
0.30%, 10/27/11	415,000	414,598,718
Northern Pines Funding LLC, 0.38%, 10/12/11(b)(d)	195,000	195,000,000
Royal Bank of Scotland Group, 0.23%, 8/01/11(c)(d)	150,000	149,970,292
Scaldis Capital LLC, 0.25%, 8/02/11(c)(d)	70,000	69,984,445
Societe Generale North America Inc., 0.24%, 8/01/11(c)	10,000	9,997,933
Toyota Motor Credit Corp.(c):
0.25%, 7/20/11	215,000	214,971,632
0.22%, 8/15/11	100,000	99,972,500
0.22%, 9/22/11	181,000	180,908,193
0.26%, 10/11/11	150,000	149,889,500
0.26%, 10/12/11	150,000	149,888,417
Westpac Banking Corp., 0.30%, 10/12/11(c)(d)	125,000	124,892,708
Westpac Securities NZ Ltd.(d):
0.23%, 7/26/11(c)	185,000	184,970,451
0.38%, 10/03/11(b)	486,000	486,000,000

Total Commercial Paper—26.5%		8,345,269,220

Corporate Notes
JPMorgan Chase Bank NA, 0.30%, 7/17/12(b)	250,725	250,725,000

Total Corporate Notes—0.8%		250,725,000

See Notes to Financial Statements.

3

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
Time Deposits
Barclays Bank Plc, 0.02%, 7/01/11	700,000	700,000,000
Natixis, 0.10%, 7/01/11	1,100,000	1,100,000,000
State Street Bank & Trust Co., 0.01%, 7/01/11	1,252,000	1,252,000,000

Total Time Deposits—9.7%		3,052,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes(b):
0.21%, 8/23/12	200,000	200,046,752
0.24%, 1/10/13	250,000	249,922,879
Federal Farm Credit Bank Variable Rate Notes(b):
0.17%, 4/27/12	144,460	144,441,792
0.19%, 7/09/12	159,000	159,000,000
0.26%, 7/13/12	58,020	58,013,925
0.22%, 7/23/12	44,000	44,014,146
0.22%, 10/12/12	75,000	75,000,000
Federal Home Loan Bank Variable Rate Notes, 0.24%, 10/06/11(b)	187,000	186,979,802
Federal Home Loan Banks, 0.75%, 12/21/11	175,350	175,844,301
Freddie Mac Discount Notes(c):
0.08%, 8/22/11	21,000	20,997,573
0.09%, 10/12/11	150,000	149,961,375
0.11%, 11/08/11	200,000	199,920,556
Freddie Mac Variable Rate Notes(b):
0.07%, 1/13/12	280,000	279,908,809
0.15%, 2/16/12	110,000	109,972,066

Total U.S. Government Sponsored Agency Obligations—6.5%		2,054,023,976

U.S. Treasury Obligations
U.S. Treasury Note:
1.00%, 10/31/11	390,000	390,982,734
0.88%, 1/31/12	1,450,000	1,456,387,539
1.38%, 5/15/12	450,000	454,409,308

Total U.S. Treasury Obligations—7.3%		2,301,779,581

Repurchase Agreements
Banc of America Securities LLC, 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $500,001,667, collateralized by non-U.S. government debt securities, 0.00% to 11.25%, 4/30/12 to 2/12/49, par and fair value of $589,044,536 and $525,000,000, respectively)	500,000	500,000,000
Banc of America Securities LLC, 0.37%, 8/4/11 (Purchased on 6/30/11 to be repurchased at $500,179,861, collateralized by non-U.S. government debt securities, 0.00 to 8.62%, 5/15/15 to 12/10/49, par and fair value of $864,559,002 and $535,000,001, respectively)	500,000	500,000,000
BNP Paribas Securities Corp., 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $425,001,417, collateralized by non-U.S. government debt securities, 3.00% to 9.25%, 2/1/12 to 4/15/24, par and fair value of $405,454,801 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.22%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $69,000,422, collateralized by non-U.S. government debt securities, 0.00% to 7.88%, 9/1/20 to 10/17/48, par and fair value of $115,092,313 and $75,900,001, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.49%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $250,003,403, collateralized by non-U.S. government debt securities, 0.00% to 8.70%, 10/1/14 to 1/30/58, par and fair value of $365,900,885 and $273,853,558, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.52%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $190,002,744, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 11/15/11 to 4/1/57, par and fair value of $298,383,089 and $247,000,000, respectively)	190,000	190,000,000

See Notes to Financial Statements.

4

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
Citigroup Global Markets Inc., 0.70%, 9/1/11 (Purchased on 6/30/11 to be repurchased at $80,098,000, collateralized by U.S. government obligations, 0.59% to 4.50%, 1/25/37 to 3/20/40, par and fair value of $136,889,738 and $82,400,000, respectively)	80,000	80,000,000
Deutsche Bank Securities Inc., 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $380,000,106, collateralized by U.S. government obligations, 0.00% to 5.13%, 3/21/13 to 8/12/25, par and fair value of $375,793,000 and $387,600,274, respectively)	380,000	380,000,000
Deutsche Bank Securities Inc., 0.06%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $50,000,083, collateralized by U.S. government obligations, 6.50%, 10/1/39, par and fair value of $58,212,758 and $51,500,000, respectively)	50,000	50,000,000
Greenwich Capital Markets, Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $80,000,378, collateralized by non-U.S. government debt securities, 1.88% to 3.00%, 11/16/11 to 11/15/12, par and fair value of $86,245,000 and $88,000,042, respectively)	80,000	80,000,000
HSBC Securities (USA) Inc., 0.10%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $100,000,278, collateralized by non-U.S. government debt securities, 1.50% to 8.38%, 11/16/11 to 6/2/41, par and fair value of $99,513,000 and $103,003,377, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.23%, 7/7/11 (Purchased on 6/30/11 to be repurchased at $50,002,236, collateralized by non-U.S. government debt securities, 4.50% to 8.38%, 6/15/18 to 3/1/39, par and fair value of $43,011,000 and $51,502,033, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.37%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $320,003,289, collateralized by non-U.S. government debt securities, 1.86% to 12.00%, 8/10/11 to 3/1/33, par and fair value of $334,832,267 and $336,002,568, respectively)	320,000	320,000,000
Merrill Lynch & Co. Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $100,000,472, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 8.95%, 8/1/11 to 12/20/37, par and fair value of $132,137,767 and $103,958,141, respectively)	100,000	100,000,000
RBS Securities Inc., 0.09%, 7/1/11 (Purchased on 6/30/11 to be repurchased on $120,000,300, collateralized by U.S. government obligations, 4.00% to 4.50%, 1/25/39 to 2/25/39, par and fair value of $136,450,000 and $123,602,780, respectively)	120,000	120,000,000
RBS Securities Inc., 0.77%, 10/3/11 (Purchased on 6/30/11 to be repurchased on $175,355,590, collateralized by non-U.S. government debt securities, 0.28% to 7.50%, 1/15/15 to 2/12/51, par and fair value of $483,902,848 and $192,500,676, respectively)	175,000	175,000,000

Total Repurchase Agreements—10.7%		3,389,000,000

Total Investments (Cost - $ 31,546,492,881*)—100.0%		31,546,492,881
Other Assets in Excess of Liabilities—0.0%		12,079,458

Net Assets—100.0%		$31,558,572,339

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

5

Schedule of Investments (concluded)

Money Market Master Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$31,546,492,881	—	$31,546,492,881

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)	Money Market Master Portfolio
Assets
Investments at value - unaffiliated[1]	$28,157,492,881
Repurchase agreements - unaffiliated[2]	3,389,000,000
Cash	643,664
Interest receivable	13,136,513

Total assets	31,560,273,058

Liabilities
Investment advisory fees payable	1,631,769
Professional fees payable	18,936
Trustees’ fees payable	50,014

Total liabilities	1,700,719

Net Assets	$31,558,572,339

Net Assets Consist of
Investors’ capital	$31,558,572,339

[1] Investments at cost - unaffiliated	$28,157,492,881
[2] Repurchase agreements at cost - unaffiliated	$3,389,000,000

See Notes to Financial Statements.

Statement of Operations

Six Months Ended June 30, 2011 (Unaudited)	Money Market Master Portfolio
Investment Income
Income	$36,691,459

36,691,459

Expenses
Investment advisory	12,221,232
Professional	20,144
Independent Trustees	151,338

Total expenses	12,392,714
Less fees waived by advisor	(3,837,852)

Total expenses after fees waived	8,554,862

Net investment income	28,136,597

Realized Gain
Net realized gain from investments	812,774

Net Increase In Net Assets Resulting from Operations	$28,949,371

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Money Market Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:

Operations
Net investment income	$28,136,597	$49,216,953
Net realized gain	812,774	1,613,682

Net increase in net assets resulting from operations	28,949,371	50,830,635

Capital Transactions
Proceeds from contributions	29,347,870,420	62,142,807,899
Value of withdrawals	(17,825,804,097)	(63,320,829,417)

Net increase (decrease) in net assets derived from capital transactions	11,522,066,323	(1,178,021,518)

Net Assets
Total increase (decrease) in net assets	11,551,015,694	(1,127,190,883)
Beginning of period	20,007,556,645	21,134,747,528

End of period	$31,558,572,339	$20,007,556,645

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	Money Market Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006

Total Investment Return
Total investment return	0.11%[1]	0.27%	0.48%	2.90%[2]	5.40%	5.13%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.08%

Net investment income	0.23%[3]	0.26%	0.48%	2.88%	5.23%	4.99%

Supplemental Data
Net assets, end of period (000)	$31,558,572	$20,007,557	$21,134,748	$22,488,961	$31,492,404	$6,924,965

[1]	Aggregate total investment return.
[2]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

[3]	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)	Money Market Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolio may invest in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Fund Advisors (“BFA” or the “Manager”), the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30, 2012. After giving effect to such contractual agreement, the advisory fee of 0.10% will be waived to 0.07%. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolio to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2011, the amount included in fees waived by advisor in the Statement of Operations is $3,666,370.

The fees and expenses of the trustees of MIP who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts waived are included in fees waived by advisor in the Statement of Operations. For the six months ended June 30, 2011, such waiver amounted to $171,482.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC may delegate certain of its administration duties to sub-administrators.

BTC has agreed to bear all costs of the Master Portfolio’s and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of June 30, 2011, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Money Market Master Portfolio

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Master Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio throughout the year.

The Board noted that, in general, the representative feeder fund performed better than its Peers in that the representative feeder fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as the Master portfolio’s actual advisory fee ratio, to those of other funds in the representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee ratio of the Master Portfolio was lower than or equal to the median contractual advisory fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board noted that BlackRock has contractually agreed to waive advisory fees for the Master Portfolio. The Board also noted that BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the representative feeder fund and the Master Portfolio to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D.	Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E.	Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-

Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

State Street Bank and Trust Company

Boston, MA 02101

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

SEI Investments Distribution Co.

Oaks, PA 19456

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Funds

c/o the Distributor

One Freedom Valley Drive

Oaks, PA 19456

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(a) (2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ Dana E. Schmidt
Dana E. Schmidt, President (Principal Executive Officer)

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dana E. Schmidt
Dana E. Schmidt, President (Principal Executive Officer)

Date:	August 24, 2011

By:	/s/ Omar J. Paz
Omar J. Paz, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	August 24, 2011